STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

A summary of the Company’s warrant activity and related information follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	In Years
Outstanding, January 1, 2025	3,951,634	$5.22
Expired	(250)	60.00
Outstanding, September 30, 2025	3,951,384	$5.21	2.55

Exercisable, September 30, 2025	3,951,384	$5.21	2.55

A summary of the warrant activity during the year ended December 31, 2024 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	In Years
Outstanding, January 1, 2024	4,791,019	$10.57
Granted	2,513,686	2.43
Exercised	(3,351,580)	2.33
Expired	(1,491)	1,770
Outstanding, December 31, 2024	3,951,634	$5.22	3.30

Exercisable, December 31, 2024	3,951,634	$5.22	3.30

SCHEDULE OF STOCK OPTION GRANTED ASSUMPTIONS

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Nine Months Ended
	September 30,
	2025	2024
Risk free interest rate	4.03 - 4.40%	4.14 - 4.30%
Expected term (years)	2.77 - 5.38	2.77 - 5.38
Expected volatility	98.14 - 99.22%	101 - 102%
Expected dividends	0.00%	0.00%

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2024	2023
Risk free interest rate	4.14 - 4.30%	4.22%
Expected term (years)	2.77 - 5.38	3.5
Expected volatility	101 - 102%	175.00%
Expected dividends	0.00%	0.00%

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the stock option activity during the nine months ended September 30, 2025 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2025	3,263,467	$2.63
Granted	2,177,908	2.45
Exercised	(29,249)	1.45
Forfeited	(149,153)	2.23
Outstanding, September 30, 2025	5,262,973	$2.58	7.8	$-

Exercisable, September 30, 2025	3,805,964	$2.72	7.3	$-

A summary of the option activity during the year ended December 31, 2024 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2024	1,466,892	$4.11
Granted	1,934,716	1.45
Exercised	-	-
Forfeited	(138,141)	1.76
Outstanding, December 31, 2024	3,263,467	$2.63	7.5	$-
Exercisable, December 31, 2024	2,499,132	$2.95	7.1	$-

SCHEDULE OF STOCK OPTION EXPENSE

The following table presents information related to stock-based compensation expense:

	For the Three Months Ended		For the Nine Months Ended		Unrecognized at	Weighted Average Remaining Amortization
	September 30,		September 30,		September 30,	Period
	2025	2024	2025	2024	2025	(Years)
Research and development	$175,398	$133,333	$1,308,322	$1,314,298
General and administrative	$224,535	$150,912	$1,569,444	$1,322,643
Total	$399,932	$284,245	$2,877,766	$2,636,941	$1,878,612	1.76

The following table presents information related to stock-based compensation expense:

	For the Years Ended December 31,		Unrecognized at December 31,	Weighted Average Remaining Amortization Period
	2024	2023	2024	(Years)
General and administrative	$2,812,566	$7,782,967	$774,470	0.95
Total	$2,812,566	$7,782,967	$774,470	0.95

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE BY AWARD TYPE

The following table presents stock-based compensation by award type:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Options	$399,932	$284,245	$2,877,766	$1,651,903
RSUs	-	-	-	985,038
Total	$399,932	$284,245	$2,877,766	$2,636,941

SCHEDULE OF STOCK WARRANTS

The following table presents information related to stock warrants at December 31, 2024:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants

$2.43	2,513,686	4.1	2,513,686
$2.92	51,370	2.9	51,370
$10.00	1,150,358	1.9	1,150,358
$12.00	235,970	1.9	235,970
$60.00	250	0.0	250
	3,951,634		3,951,634

SCHEDULE OF INFORMATION RELATED TO STOCK OPTIONS

The following table presents information related to stock options at December 31, 2024:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$1.45	1,825,067	8.1	1,138,579
$2.91	626,215	6.7	548,368
$5.08	812,185	5.9	812,185
	3,263,467		2,499,132

SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS	A summary of the unvested RSUs as of December 31, 2024 is as follows:
Number of Shares
Non-vested at January 1, 2024	97,827
Granted	-
Vested	(97,827)
Forfeited	-
Non-vested at December 31, 2024	-